SEC FILE NUMBER
000-27999

CUSIP NUMBER
31787A101

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 12b-25
NOTIFICATION OF LATE FILING
(Check One):

☐ Form 10-K	☐ Form 20-F	☐ Form 11-K

☑ Form 10-Q	☐ Form N-SAR	☐ Form N-CSR

For Period Ended: January 28, 2007
☐ Transition Report on Form 10-K
☐ Transition Report on Form 20-F
☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q
☐ Transition Report on Form N-SAR
For the Transition Period Ended:

NOTHING IN THIS FORM SHALL BE CONSTRUED TO IMPLY THAT THE COMMISSION HAS VERIFIED ANY INFORMATION CONTAINED HEREIN

     If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:
Part I — Registrant Information

Full Name of Registrant:	Finisar Corporation
Former Name if Applicable:	N/A
Address of Principal Executive Office:	1389 Moffett Park Drive
City, State and Zip Code:	Sunnyvale, CA 94089
Part II — Rules 12b-25(b) and (c)
If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

	(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

☐	(b)	The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K , Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

Part III — Narrative
State below in reasonable detail the reasons why Forms 10-K, Form 20-F, 11-K, 10-Q, Form N-SAR or Form N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period. (Attach extra sheets if needed)
As previously announced and as described in the current report on Form 8-K of Finisar Corporation (the “Company”) filed on November 30, 2006, the Company has engaged in a voluntary review of stock option grants made since the Company’s initial public offering on November 11, 1999. The review was initiated by senior management and preliminary results of such review were discussed with the Audit Committee of the Company’s board of directors. Based on the preliminary results of the review, senior management has concluded, and the Audit Committee agreed, that it is likely that the measurement dates for certain stock option grants differed from the recorded grant dates for such awards and that the Company will likely need to restate its historical financial statements to record non-cash charges for compensation expense relating to some past stock option grants. The Audit Committee is conducting a further investigation of the Company’s historical stock option grants. The investigation is not complete and, at this time, the Company has not determined the amount of such charges, the resulting tax implications (which may result in additional tax liabilities), the accounting impact on its financial statements, or which periods may require restatement.
Until the Audit Committee’s investigation is complete, the Company will be unable to file its Quarterly Report on Form 10-Q for the quarter ended January 28, 2007. The Company intends to file its Form 10-Q Report as soon as practical following the completion of the investigation, but does not expect that it will be filed on or before the fifth calendar day following the required filing date as prescribed in Rule 12b-25.
Part IV — Other Information

(1)	Name and telephone number of person to contact in regard to this notification:

Stephen K. Workman, Senior Vice President, Finance and Chief Financial Officer (408) 548-1000

(2)	Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).	☑ Yes	☐ No

(3)	Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?	☐ Yes	☐ No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Due to the investigation described in Part III above, the Company cannot provide a reasonable estimate and comparison of the results of its operations at this time.

This Notification of Late Filing on Form 12b-25 contains forward-looking statements which include those regarding the Company’s investigation of its stock option grants and the anticipated timing for the Company’s filing of its Form 10-Q Report for the quarter ended January 28, 2007. Actual results could differ materially from those expressed in the forward-looking statements, including risks and uncertainties relating to the results of the ongoing investigation and developments in regulatory and legal guidance regarding stock option grants and accounting for such grants. The Company undertakes no obligation to update these forward-looking statements, except as otherwise required by law.

FINISAR CORPORATION
(Name of Registrant as Specified in Charter)
has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date: March 16, 2007	By:	/s/ Stephen K. Workman
Stephen K. Workman, Senior Vice President, Finance and Chief Financial Officer